Commitments & Contingencies (Details)			3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 19, 2023 USD ($) $ / shares shares	Oct. 22, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) Day $ / shares	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Day $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Day $ / shares shares	Dec. 31, 2021 $ / shares
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						30 days		30 days
Maximum number of demands for registration of securities | Day			3			3		3
Recovery of offering costs related to the IPO allocated to warrants | $			$ 0		$ 0	$ 425,040	$ 0
Waiver of deferred underwriter fees | $				$ 9,234,960		9,234,960
Deferred underwriting fees | $						0		$ 9,660,000
Proceeds from sale of restricted investments | $						$ 255,875,758	$ 0
Shares Issued, Price Per Share			$ 10			$ 10
Decrease in deferred underwriting liability | $						$ 0
Reversal of offering costs | $						$ 425,040
Business Combination Agreement [Member]
Related Party Transaction [Line Items]
Minimum Net Worth Required For Compliance | $	$ 5,000,001
Proceeds from sale of restricted investments | $	$ 20,000,000
Class A common stock [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)			0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Shares Issued, Price Per Share			10			10
Class B Common Stock [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)			0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity, carrying amount, period increase (decrease) | $						$ 9,234,960
ESGEN Common Class A [Member] | Business Combination Agreement [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)	$ 0.0001
New PubCo Common Class A [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)	$ 0.0001
Class Of Warrant Or Right Description	each outstanding warrant to purchase one Class A ordinary share (each, an “ESGEN Warrant”) will become a warrant to purchase one share of New PubCo Class A Common Stock at an exercise price of $11.50 per share
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5
New PubCo Common Class A [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class Of Warrant Or Right Description						one-half of one warrant representing the right to purchase one share of New PubCo Class A Common Stock at an exercise price of $11.50 per share
Common Stock, Conversion Basis	each issued and outstanding unit of ESGEN, each consisting of one Class A ordinary share and one-half of one ESGEN Warrant
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares	1
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.5
Over-allotment option [Member]
Related Party Transaction [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares								3,600,000
Shares Issued, Price Per Share		$ 10
Initial Public Offering [Member]
Related Party Transaction [Line Items]
Underwriting Discount Earned Percentage		2.00%
Deferred Underwriting Discount		3.50%
Sale of Units, net of underwriting discounts (in shares) | shares		27,600,000
Underwriter cash discount | $		$ 5,520,000
Shares Issued, Price Per Share		$ 10.2	$ 10			$ 10		$ 10
Sponsor [Member] | Class A common stock [Member]
Related Party Transaction [Line Items]
Warrants And Rights Outstanding Exercisable Term After Business Combinations						30 days		30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination						1 year		1 year
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days		150 days
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day						20		20
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)						$ 12		$ 12
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | Day						30		30
Sponsor [Member] | Class A common stock [Member] | Initial Subscription Agreement [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares	1,000,000
Shares Issued, Price Per Share	$ 10
Stock Issued During Period, Value, Issued for Services | $	$ 10,000,000